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AIG ESG Dividend Fund
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Supplement [Text Block]	ck0001274768_SupplementTextBlock

SunAmerica Specialty Series

AIG ESG Dividend Fund

(the “Fund”)

Supplement dated December 18, 2017 to the Fund’s

Prospectus dated December 14, 2016, as amended February 28, 2017

The following change to the Prospectus is effective December 18, 2017:

Risk/Return [Heading]	rr_RiskReturnHeading	AIG ESG Dividend Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fourth paragraph under the section entitled “Fund Highlights: AIG ESG Dividend Fund – Principal Investment Strategies and Techniques of the Fund” is deleted in its entirety and replaced with the following:

After identifying companies within the Russell 1000® Index that satisfy the ESG standards, the Adviser then selects up to forty dividend yielding equity securities. The selection criteria used to select dividend yielding equity securities will generally include dividend yield as well as a combination of factors that relate to profitability, valuation and ESG criteria. Certain stocks in the Russell 1000® Index may also be excluded as a result of liquidity screens or industry-related caps applied during the selection process. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the ESG standards, the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, when the size of the Fund’s position in a security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, or to maintain an industry-related cap, each in the discretion of the portfolio managers.

Capitalized terms used but not defined herein shall the meaning assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.